Equity - Subordinated notes - Additional information (Details) - ifrs Subordinated debt [member] € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Disclosure of detailed information about borrowings [line items]
Profit or loss related to tax impact	€ 31
Working days before the annual payment date unless Orange exercises	5 days